Shareholder Report, Holdings (Details) - Martin Currie SMASh Series EM Fund	Jul. 31, 2024
Information Technology [Member]
Holdings [Line Items]
Percent of Total Investments	42.90%
Financials [Member]
Holdings [Line Items]
Percent of Total Investments	13.00%
Materials [Member]
Holdings [Line Items]
Percent of Total Investments	12.80%
Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Total Investments	12.00%
Energy [Member]
Holdings [Line Items]
Percent of Total Investments	6.60%
Industrials [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%
Health Care [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%
Consumer Staples [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
Communication Services [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%